Financial Instruments and Risk Management (Hierarchy of Fair Value) (Details) - Level 2 [Member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments [Line Items]
Derivatives designated as economic hedge, net	$ (25)	$ 15
Derivatives designated as cash flow hedge, net	9	120
Total	$ (16)	$ 135